Employee benefits - Summary of obligations for defined benefit plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	$ (5,703)	$ (12,251)
Items classified as loss or profit
Cost of services	(13)	(25)	$ (44)
Cost of interest	(476)	(639)	(458)
Settlement	0	364	0
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	(10,200)	6,565
Benefit payments		0
Payment of contributions	424	283
Amounts at end of year	(15,968)	(5,703)	(12,251)
Present value of the obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	(11,295)	(19,009)
Items classified as loss or profit
Cost of services	(13)	(25)
Cost of interest	(712)	(909)
Settlement		364
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	(10,331)	6,213
Benefit payments		777
Payment of contributions	1,805	1,294
Amounts at end of year	(20,546)	(11,295)	(19,009)
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Amounts at beginning of year	5,592	6,758
Items classified as loss or profit
Cost of services	0	0
Cost of interest	236	270
Settlement		0
Items classified in other comprehensive income
Actuarial remeasurement gain (losses)	131	352
Benefit payments		(777)
Payment of contributions	(1,381)	(1,011)
Amounts at end of year	$ 4,578	$ 5,592	$ 6,758